Bank Debt, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 19,199
2014	49,012
2015	73,436
2016	67,762
2017	52,529
2018 and thereafter	353,729
Total	$ 615,667	$ 484,291